Share-Based Compensation - Summary of stock option information and weighted average grant date fair values (Details) - Benson Hill, Inc - 2012 Stock Incentive Plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Nonvested at December 31, 2019 | shares	4,551,250
Granted | shares	926,000
Vested | shares	(1,527,775)
Forfeited | shares	(481,725)
Nonvested Balance at December 31, 2020 | shares	3,467,750
Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019 | $ / shares	$ 1.11
Granted | $ / shares	1.45
Vested | $ / shares	0.98
Forfeited | $ / shares	1.20
Nonvested Balance at December 31, 2020 | $ / shares	$ 1.25